UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

FRANKLIN MULTI-ASSET

DYNAMIC MULTI-STRATEGY VIT

Your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objectives

The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Multi-Asset Dynamic Multi-Strategy VIT for the six-month reporting period ended June 30, 2021. Please read on for Portfolio performance information during the Portfolio’s reporting period.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the Portfolio and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers will replace QS Investors as the subadviser and the Portfolio will be renamed Franklin Multi-Asset Dynamic Multi-Strategy VIT. The merger will not change the manner in which the Portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Portfolio’s prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

II	Franklin Multi-Asset Dynamic Multi-Strategy VIT

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

Franklin Multi-Asset Dynamic Multi-Strategy VIT	III

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Multi-Asset Dynamic Multi-Strategy VIT1 (prior to August 7, 2021, the Portfolio was known as QS Legg Mason Dynamic Multi-Strategy VIT Portfolio) returned 8.30%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi, the Russell 3000 Indexii, and the Composite Indexiii, returned -1.60%, 15.11% and 9.53%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averageiv returned 9.29% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Multi-Asset Dynamic Multi-Strategy VIT:
Class I	8.30%
Class II	8.16%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Composite Index	9.53%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	9.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II shares were 1.01% and 1.26%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

IV	Franklin Multi-Asset Dynamic Multi-Strategy VIT

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls.

The Portfolio is a fund of funds – it invests primarily in other funds — and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Portfolio invests. The Portfolio will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Portfolio will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Portfolio. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks.

Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Franklin Multi-Asset Dynamic Multi-Strategy VIT	V

Performance review (cont’d)

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged) and 15% Bloomberg Barclays U.S. Aggregate Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI ACWI Ex-U.S. is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets. The Bloomberg Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 245 funds in the Portfolio’s Lipper category.

VI	Franklin Multi-Asset Dynamic Multi-Strategy VIT

Portfolio at a glance (unaudited)

Franklin Multi-Asset Dynamic Multi-Strategy VIT Breakdown† as of — June 30, 2021

  As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors/Allocations‡
15.1 Legg Mason ETF Investment Trust — Legg Mason Low Volatility High Dividend ETF	Consumer Staples Utilities Industrials Real Estate Health Care
13.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
13.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	U.S. Government & Agency Obligations Sovereign Bonds Corporate Bonds & Notes Collateralized Mortgage Obligations Asset-Backed Securities
11.3 Legg Mason Partners Equity Trust — Franklin U.S. Large Cap Equity Fund, Class IS Shares(a)	Information Technology Financials Health Care Consumer Discretionary Communication Services
8.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
5.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report	1

Portfolio at a glance (unaudited) (cont’d)

Franklin Multi-Asset Dynamic Multi-Strategy VIT Breakdown† as of — June 30, 2021

% of Total Long-Term Investments	Top 5 Sectors/Allocations‡
4.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
4.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Information Technology Communication Services Health Care Industrials Materials
3.9 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(b)	Financials Industrials Consumer Discretionary Health Care Information Technology
3.8 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(c)	Health Care Industrials Consumer Discretionary Financials Information Technology
3.1 The Royce Fund — Royce Pennsylvania Mutual Fund, Institutional Class Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
2.5 Legg Mason ETF Investment Trust — Legg Mason International Low Volatility High Dividend ETF	Financials Utilities Consumer Staples Communication Services Industrials
1.5 Legg Mason Global Asset Management Trust — ClearBridge International Growth Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Consumer Staples
1.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Industrials Financials Consumer Discretionary Materials Energy
1.4 iShares Trust — iShares Russell 1000 Growth ETF	Information Technology Consumer Discretionary Communication Health Care Industrials

2	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Franklin Multi-Asset Dynamic Multi-Strategy VIT Breakdown† as of — June 30, 2021

% of Total Long-Term Investments	Top 5 Sectors/Allocations‡
1.3 iShares Trust — iShares Russell 1000 Value ETF	Financials Health Care Industrials Information Technology Communication
0.9 Vanguard Index Funds — Vanguard Total International Bond ETF	Japan France Germany Italy United Kingdom
0.9 iShares Trust — iShares Core U.S. Aggregate Bond ETF	Treasury MBS Pass-Through Industrial Financial Institutions Utility
0.5 iShares Trust — iShares Russell 2000 ETF	Health Care Financials Industrials Information Technology Consumer Discretionary
0.5 iShares Trust — iShares MSCI EAFE ETF	Financials Industrials Consumer Discretionary Health Care Consumer Staples
0.5 Purchased Options

†	Subject to change at any time.

‡	Top 5 sector/allocation information for unaffiliated underlying funds is as of the date of the most recent publicly available information.

(a)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report	3

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	8.30%	$1,000.00	$1,083.00	0.48%	$2.48	Class I	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Class II	8.16	1,000.00	1,081.60	0.74	3.82	Class II	5.00	1,000.00	1,021.12	0.74	3.71

4	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2021

Franklin Multi-Asset Dynamic Multi-Strategy VIT

Description	Shares	Value
Investments in Underlying Funds — 99.4%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	83,977	$9,685,069
iShares MSCI EAFE ETF	68,745	5,422,606
iShares Russell 1000 Growth ETF	56,538	15,348,936
iShares Russell 1000 Value ETF	92,629	14,692,812
iShares Russell 2000 ETF	25,382	5,821,869
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,066,628	27,481,137	(a)
Legg Mason Low Volatility High Dividend ETF	4,630,112	168,906,486	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	2,741,723	61,880,681	(a)
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	14,667,728	154,011,145	(a)
ClearBridge International Growth Fund, Class IS Shares	241,542	16,949,019	(a)
Franklin International Equity Fund, Class IS Shares	2,380,731	43,972,110	(a)(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares	2,603,619	42,959,709	(a)(c)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	219,352	51,196,632	(a)
ClearBridge Appreciation Fund, Class IS Shares	2,997,678	97,724,290	(a)
ClearBridge International Value Fund, Class IS Shares	1,466,378	16,731,374	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	714,720	54,140,057	(a)
Franklin U.S. Large Cap Equity Fund, Class IS Shares	5,315,381	126,931,307	(a)(d)
The Royce Fund — Royce Pennsylvania Mutual Fund, Institutional Class Shares	2,932,077	35,155,600	(a)
Vanguard Index Funds — Vanguard Total International Bond ETF	172,032	9,823,027
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	11,703,819	155,075,598	(a)
Total Investments in Underlying Funds (Cost — $842,388,138)		1,113,909,464

See Notes to Financial Statements.

6	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Franklin Multi-Asset Dynamic Multi-Strategy VIT

Description	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.5%
Exchange-Traded Purchased Options — 0.5%
S&P 500 Index, Put @ $3,100.00	6/17/22	15	$6,446,250	$100,575
S&P 500 Index, Put @ $3,150.00	6/17/22	12	5,157,000	86,280
S&P 500 Index, Put @ $3,200.00	6/17/22	33	14,181,750	257,400
S&P 500 Index, Put @ $3,250.00	6/17/22	22	9,454,500	181,610
S&P 500 Index, Put @ $3,300.00	6/17/22	71	30,512,250	627,285
S&P 500 Index, Put @ $3,350.00	6/17/22	11	4,727,250	104,379
S&P 500 Index, Put @ $3,400.00	6/17/22	128	55,008,000	1,292,800
S&P 500 Index, Put @ $3,500.00	6/17/22	90	38,677,500	1,041,300
S&P 500 Index, Put @ $3,600.00	6/17/22	79	33,950,250	1,049,910
S&P 500 Index, Put @ $3,650.00	6/17/22	24	10,314,000	337,440
S&P 500 Index, Put @ $3,700.00	6/17/22	14	6,016,500	207,830
Total Purchased Options (Cost — $8,641,261)				5,286,809
Total Investments before Short-Term Investments (Cost — $851,029,399)				1,119,196,273

	Rate		Shares
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class	0.026%		1,463,490	1,463,490
Dreyfus Government Cash Management, Institutional Shares	0.030%		7,038	7,038
Total Short-Term Investments (Cost — $1,470,528)				1,470,528
Total Investments — 100.0% (Cost — $852,499,927)				1,120,666,801
Liabilities in Excess of Other Assets — (0.0)%††				(487,789)
Total Net Assets — 100.0%				$1,120,179,012

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in affiliated Underlying Funds, at cost	$802,875,671
Investments in unaffiliated Underlying Funds and investments, at cost	49,624,256
Investments in affiliated Underlying Funds, at value	$1,053,115,145
Investments in unaffiliated Underlying Funds and investments, at value	67,551,656
Distributions receivable from affiliated Underlying Funds	1,008,717
Receivable for Portfolio shares sold	644,758
Deposits with brokers for futures contracts	24,773
Interest receivable	31
Prepaid expenses	2,309
Total Assets	1,122,347,389

Liabilities:
Payable for investments in affiliated Underlying Funds	1,008,717
Payable for Portfolio shares repurchased	671,590
Investment management fee payable	416,037
Trustees’ fees payable	12,909
Service and/or distribution fees payable	6,831
Accrued expenses	52,293
Total Liabilities	2,168,377
Total Net Assets	$1,120,179,012

Net Assets:
Par value (Note 7)	$843
Paid-in capital in excess of par value	1,007,177,098
Total distributable earnings (loss)	113,001,071
Total Net Assets	$1,120,179,012

Net Assets:
Class I	$1,086,926,420
Class II	$33,252,592

Shares Outstanding:
Class I	81,747,937
Class II	2,509,434

Net Asset Value:
Class I	$13.30
Class II	$13.25

See Notes to Financial Statements.

8	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Income distributions from affiliated Underlying Funds	$5,174,403
Income distributions from unaffiliated Underlying Funds	355,863
Interest	1,237
Total Investment Income	5,531,503

Expenses:
Investment management fee (Note 2)	2,504,016
Legal fees	48,582
Service and/or distribution fees (Notes 2 and 5)	40,607
Fund accounting fees	30,978
Trustees’ fees	27,816
Audit and tax fees	18,339
Shareholder reports	16,917
Interest expense	8,960
Insurance	6,641
Transfer agent fees (Note 5)	2,147
Custody fees	1,038
Miscellaneous expenses	1,935
Total Expenses	2,707,976
Net Investment Income	2,823,527

Realized and Unrealized Gain (Loss) on Investments, Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	16,782,078
Sale of unaffiliated Underlying Funds and investments	(9,651,143)
Capital gain distributions from affiliated Underlying Funds	1,215,666
Futures contracts	(13,472,722)
Net Realized Loss	(5,126,121)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	81,446,115
Unaffiliated Underlying Funds and investments	5,779,453
Futures contracts	4,385,554
Change in Net Unrealized Appreciation (Depreciation)	91,611,122
Net Gain on Investments, Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Futures Contracts	86,485,001
Increase in Net Assets From Operations	$89,308,528

See Notes to Financial Statements.

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$2,823,527	$18,591,612
Net realized loss	(5,126,121)	(145,633,819)
Change in net unrealized appreciation (depreciation)	91,611,122	24,404,872
Increase (Decrease) in Net Assets From Operations	89,308,528	(102,637,335)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,650,038)	(21,400,058)
Decrease in Net Assets From Distributions to Shareholders	(2,650,038)	(21,400,058)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	15,567,273	115,801,108
Reinvestment of distributions	2,650,038	21,400,058
Cost of shares repurchased	(102,697,114)	(179,882,215)
Decrease in Net Assets From Portfolio Share Transactions	(84,479,803)	(42,681,049)
Increase (Decrease) in Net Assets	2,178,687	(166,718,442)

Net Assets:
Beginning of period	1,118,000,325	1,284,718,767
End of period	$1,120,179,012	$1,118,000,325

See Notes to Financial Statements.

10	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.31	$13.65	$12.06	$13.22	$11.76	$12.15

Income (loss) from operations:
Net investment income	0.03	0.20	0.22	0.24	0.16	0.10
Net realized and unrealized gain (loss)	0.99	(1.30)	1.68	(1.16)	1.49	(0.13)
Total income (loss) from operations	1.02	(1.10)	1.90	(0.92)	1.65	(0.03)

Less distributions from:
Net investment income	(0.03)	(0.24)	(0.31)	(0.24)	(0.19)	(0.14)
Net realized gains	—	—	—	—	—	(0.22)
Total distributions	(0.03)	(0.24)	(0.31)	(0.24)	(0.19)	(0.36)

Net asset value, end of period	$13.30	$12.31	$13.65	$12.06	$13.22	$11.76
Total return[3]	8.30%	(8.04)%	15.86%	(7.05)%	14.07%	(0.20)%

Net assets, end of period (millions)	$1,087	$1,086	$1,243	$1,227	$1,462	$1,443

Ratios to average net assets:
Gross expenses[4]	0.48%[5]	0.49%	0.47%	0.48%	0.48%	0.48%
Net expenses[4,6]	0.48 [5]	0.49 [7]	0.47	0.48	0.44 [7]	0.42 [7]
Net investment income	0.51 [5]	1.66	1.71	1.79	1.29	0.84

Portfolio turnover rate	3%	8%	31%	6%	25%[8]	30%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

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Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.28	$13.62	$12.03	$13.19	$11.73	$12.12

Income (loss) from operations:
Net investment income	0.02	0.16	0.19	0.20	0.13	0.07
Net realized and unrealized gain (loss)	0.98	(1.29)	1.67	(1.15)	1.49	(0.13)
Total income (loss) from operations	1.00	(1.13)	1.86	(0.95)	1.62	(0.06)

Less distributions from:
Net investment income	(0.03)	(0.21)	(0.27)	(0.21)	(0.16)	(0.11)
Net realized gains	—	—	—	—	—	(0.22)
Total distributions	(0.03)	(0.21)	(0.27)	(0.21)	(0.16)	(0.33)

Net asset value, end of period	$13.25	$12.28	$13.62	$12.03	$13.19	$11.73
Total return[3]	8.16%	(8.31)%	15.51%	(7.25)%	13.82%	(0.47)%

Net assets, end of period (000s)	$33,253	$31,993	$41,707	$40,797	$47,353	$49,894

Ratios to average net assets:
Gross expenses[4]	0.74%[5]	0.74%	0.72%	0.73%	0.73%	0.73%
Net expenses[4,6]	0.74 [5]	0.74 [7]	0.72	0.73	0.69 [7]	0.67 [7]
Net investment income	0.26 [5]	1.34	1.46	1.55	1.01	0.63

Portfolio turnover rate	3%	8%	31%	6%	25%[8]	30%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

12	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Dynamic Multi-Strategy VIT (prior to August 7, 2021, the Portfolio was known as QS Legg Mason Dynamic Multi-Strategy VIT Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in underlying funds that are mutual funds and exchange-traded funds (“ETFs”) managed by Legg Mason Partners Fund Advisor, LLC or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

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Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Investments in Underlying Funds	$1,113,909,464	—	—	$1,113,909,464
Purchased Options:
Exchange-Traded Purchased Options	4,083,229	$1,203,580	—	5,286,809
Total Long-Term Investments	1,117,992,693	1,203,580	—	1,119,196,273
Short-Term Investments†	1,470,528	—	—	1,470,528
Total Investments	$1,119,463,221	$1,203,580	—	$1,120,666,801

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

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Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Portfolio. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

16	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Portfolio did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolio determines the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to financial statements (unaudited) (cont’d)

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. QS Investors, LLC (“QS Investors”), the subadviser to the Portfolio, is responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management strategy. Western Asset Management Company, LLC (“Western Asset”), the Portfolio’s other subadviser, is responsible for the Portfolio’s Event Risk Management Strategy and manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc., also a wholly-owned subsidiary of Franklin Resources.

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the cash and short-term instruments allocated to Western Asset.

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As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I and Class II shares did not exceed 1.05% and 1.30%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Portfolio’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$34,068,738
Sales	90,384,388

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$852,499,927	$273,241,293	$(5,074,419)	$268,166,874

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$5,286,809

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and Investments, at value in the Statement of Assets and Liabilities.

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Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(11,038,378)
Futures contracts	(13,472,722)
Total	$(24,511,100)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Sale of unaffiliated Underlying Funds and investments in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$2,161,752
Futures contracts	4,385,554
Total	$6,547,306

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Underlying Funds and investments in the Statement of Operations.

During the six months ended June 30, 2021, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$7,400,009
Futures contracts (to sell)†	43,237,883

†	At June 30, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

20	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$797
Class II	$40,607	1,350
Total	$40,607	$2,147

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class I	$2,571,493	$20,861,745
Class II	78,545	538,313
Total	$2,650,038	$21,400,058

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,143,261	$14,674,922	9,423,912	$114,507,176
Shares issued on reinvestment	194,221	2,571,493	1,703,251	20,861,745
Shares repurchased	(7,827,459)	(100,498,625)	(13,962,891)	(172,448,575)
Net decrease	(6,489,977)	$(83,252,210)	(2,835,728)	$(37,079,654)
Class II
Shares sold	69,333	$892,351	106,995	$1,293,932
Shares issued on reinvestment	5,950	78,545	44,102	538,313
Shares repurchased	(170,759)	(2,198,489)	(608,984)	(7,433,640)
Net decrease	(95,476)	$(1,227,593)	(457,887)	$(5,601,395)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2021.

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Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2020	Purchased		Sold
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason International Low Volatility High Dividend ETF
	$25,398,203	—	—	$507,925	18,297
Legg Mason Low Volatility High Dividend ETF
	159,609,012	—	—	8,661,504	291,535
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	60,993,713	—	—	9,593,259	551,674
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	143,551,647	$13,058,903	1,239,136	—	—
ClearBridge International Growth Fund, Class IS Shares
	16,546,859	—	—	97,595	1,830
Franklin International Equity Fund, Class IS Shares(a)
	43,450,479	—	—	3,280,221	236,768
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)
	44,094,800	534,834	32,712	10,382,958	802,834
ClearBridge Aggressive Growth Fund, Class IS Shares
	52,218,488	—	—	6,402,698	31,831
ClearBridge Appreciation Fund, Class IS Shares
	92,715,463	—	—	5,778,834	228,330
ClearBridge International Value Fund, Class IS Shares
	17,703,055	—	—	3,140,481	314,613
ClearBridge Large Cap Growth Fund, Class IS Shares
	50,229,875	—	—	1,676,768	24,934
Franklin U.S. Large Cap Equity Fund, Class IS Shares(c)
	121,687,436	220,321	9,399	11,390,802	730,101
Royce Pennsylvania Mutual Fund, Institutional Class Shares
	39,252,921	—	—	7,884,932	890,018
Western Asset Core Bond Fund, Class IS Shares
	138,946,318	20,254,680	1,539,494	—	—
	$1,006,398,269	$34,068,738		$68,797,977

Underlying Funds (cont’d)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Legg Mason International Low Volatility High Dividend ETF
	$(41,557)	$675,508	—	—	$2,590,859	$27,481,137

22	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Underlying Funds (cont’d)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Appreciation Funds	Net Increase (Decrease) in Unrealized (Depreciation)	Affiliate Value at June 30, 2021
Legg Mason Low Volatility High Dividend ETF
	$1,642,183	$1,481,535	—	—	$17,958,978	$168,906,486
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	2,101,741	—	—	—	10,480,227	61,880,681
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	—	1,588,903	—	—	(2,599,405)	154,011,145
ClearBridge International Growth Fund, Class IS Shares
	32,405	—	—	—	499,755	16,949,019
Franklin International Equity Fund, Class IS Shares(a)
	1,069,779	—	—	—	3,801,852	43,972,110
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)
	1,842,042	10,580	—	$524,253	8,713,033	42,959,709
ClearBridge Aggressive Growth Fund, Class IS Shares
	592,302	—	—	—	5,380,842	51,196,632
ClearBridge Appreciation Fund, Class IS Shares
	1,496,166	—	—	—	10,787,661	97,724,290
ClearBridge International Value Fund, Class IS Shares
	429,519	—	—	—	2,168,800	16,731,374
ClearBridge Large Cap Growth Fund, Class IS Shares
	178,232	—	—	—	5,586,950	54,140,057
Franklin U.S. Large Cap Equity Fund, Class IS Shares(c)
	5,334,198	—	—	220,321	16,414,352	126,931,307
Royce Pennsylvania Mutual Fund, Institutional Class Shares
	2,105,068	—	—	—	3,787,611	35,155,600
Western Asset Core Bond Fund, Class IS Shares
	—	1,417,877	—	471,092	(4,125,400)	155,075,598
	$16,782,078	$5,174,403	—	$1,215,666	$81,446,115	$1,053,115,145

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.
(c)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

9. Deferred capital losses

As of December 31, 2020, the Portfolio had deferred capital losses of $152,832,334, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU

Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

24	Franklin Multi-Asset Dynamic Multi-Strategy VIT 2021 Semi-Annual Report

Amended subadvisory agreement (unaudited)

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the QS Investors merger, Franklin Advisers became the subadviser of the Fund. At a meeting of the Trust’s Board of Trustees held in May 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Manager or Franklin Advisers (“Independent Trustees”), approved the amendment and restatement of a subadvisory agreement to reflect that Franklin Advisers assumed the rights and obligations of QS Investors under the agreement. The Board received an opinion from legal counsel that the amended and restated agreement, which took effect upon the closing of the QS Investors merger, did not require shareholder approval. The Board considered that the amended and restated agreement under which Franklin Advisers would provide services to the Fund were substantially identical to the agreement to which QS Investors had been a party, that there would be no change in services provided to the Fund, that there would be no change in the fees payable by the Fund, and that the amended and restated agreement would not continue beyond the term of the agreement with QS Investors unless approved by the Board or shareholders of the Fund. The Board also considered that the agreement with QS Investors had been approved by the Board at a meeting of the Board held in April 2020. At such meeting, the Board considered information regarding the nature, extent and quality of the services provided to the Fund, the Fund’s performance, management fees and expense ratios, the profitability of the Manager and its affiliates in providing services to the Fund, whether there had been economies of scale with respect to the management of the Fund and other benefits received by the Manager and its affiliates as a result of their relationship with the Fund. At its May 2021 meeting, the Board received and reviewed updated information regarding the performance and expenses of the Fund. After considering the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the amended and restated agreement, including the fees payable thereunder, was fair and reasonable and that entering into the amended and restated agreement was in the best interests of the Fund and its shareholders.

Franklin Multi-Asset Dynamic Multi-Strategy VIT	25

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Portfolio and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	5,981,348,834	244,899,549
Andrew L. Breech	6,002,179,542	224,068,841
Althea L. Duersten	5,992,166,375	234,082,008
Stephen R. Gross	5,985,107,528	241,140,855
Susan M. Heilbron	5,972,898,124	253,350,259
Howard J. Johnson	5,972,990,414	253,257,968
Arnold L. Lehman	5,981,237,869	245,010,514
Robin J.W. Masters	6,004,137,733	222,110,650
Jerome H. Miller	5,985,092,839	241,155,543
Ken Miller	5,977,795,002	248,453,381
G. Peter O’Brien	5,988,225,486	238,022,897
Thomas F. Schlafly	5,980,117,822	246,130,561
Jane E. Trust	6,008,081,612	218,166,771

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

26	Franklin Multi-Asset Dynamic Multi-Strategy VIT

Franklin

Multi-Asset Dynamic Multi-Strategy VIT

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Multi-Asset Dynamic Multi-Strategy VIT

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Multi-Asset Dynamic Multi-Strategy VIT

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Dynamic Multi-Strategy VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX014837 8/21 SR21-4209

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a)	(1) Not applicable.

Exhibit	99.CODE ETH

(a)	(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit	99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit	99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2021